STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2020 (Unaudited)

State Street Defensive Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Defensive Global Equity Portfolio. The schedule of investments for the State Street Defensive Global Equity Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 98.1%
AUSTRALIA — 3.9%
BHP Group, Ltd.	634	$11,445
Mirvac Group REIT	3,259	4,120
Scentre Group REIT	6,862	6,540
Sonic Healthcare, Ltd.	1,085	16,227
Stockland REIT	1,751	2,679
Telstra Corp., Ltd.	5,705	10,656
Wesfarmers, Ltd.	846	17,838
Woodside Petroleum, Ltd.	216	2,385
Woolworths Group, Ltd.	184	3,981
		75,871
BELGIUM — 0.8%
Ageas	359	14,884
CANADA — 2.7%
BCE, Inc.	485	19,671
Kirkland Lake Gold, Ltd.	169	4,922
Loblaw Cos., Ltd.	85	4,333
Sun Life Financial, Inc.	179	5,693
TELUS Corp.	1,234	19,290
		53,909
DENMARK — 1.8%
Novo Nordisk A/S Class B	599	35,603
FRANCE — 0.9%
Sanofi	209	18,001
GERMANY — 2.9%
Allianz SE	65	11,013
Deutsche Telekom AG	1,612	20,713
Merck KGaA	130	13,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57	11,402
		56,186
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	13,743
HKT Trust & HKT, Ltd. Stapled Security	7,000	9,523
		23,266
IRELAND — 0.7%
Accenture PLC Class A	82	13,387
ITALY — 0.9%
Eni SpA	1,296	12,813
Snam SpA	1,138	5,174
		17,987
JAPAN — 15.3%
Astellas Pharma, Inc.	2,000	30,692
FUJIFILM Holdings Corp.	600	29,450
Security Description	Shares	Value
Fujitsu, Ltd.	300	$26,913
Hitachi, Ltd.	200	5,722
ITOCHU Corp.	900	18,551
Japan Airlines Co., Ltd.	100	1,831
Japan Post Holdings Co., Ltd.	2,400	18,700
KDDI Corp.	300	8,826
Mitsubishi UFJ Financial Group, Inc.	3,300	12,298
Mitsui & Co., Ltd.	400	5,531
Mizuho Financial Group, Inc.	4,700	5,371
Nippon Telegraph & Telephone Corp.	1,300	30,968
NTT DOCOMO, Inc.	1,200	37,378
Sekisui House, Ltd.	200	3,285
Seven & i Holdings Co., Ltd.	300	9,868
Sony Corp.	400	23,599
TDK Corp.	100	7,658
Toyota Motor Corp.	400	24,010
		300,651
NETHERLANDS — 1.6%
Koninklijke Ahold Delhaize NV	1,326	30,733
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	6,222	15,045
NORWAY — 0.2%
DNB ASA	401	4,423
SPAIN — 0.3%
ACS Actividades de Construccion y Servicios SA	258	5,097
SWEDEN — 1.2%
Swedish Match AB	436	24,648
SWITZERLAND — 6.9%
Nestle SA	212	21,589
Novartis AG	382	31,350
Roche Holding AG	110	35,207
Swiss Life Holding AG	34	11,352
Swiss Re AG	128	9,805
Swisscom AG	37	19,709
Zurich Insurance Group AG	21	7,339
		136,351
UNITED KINGDOM — 0.6%
Direct Line Insurance Group PLC	3,228	11,764
UNITED STATES — 55.4%
AbbVie, Inc.	203	15,467
Aflac, Inc.	295	10,101
AGNC Investment Corp. REIT	343	3,629
Alliant Energy Corp.	199	9,610
Allstate Corp.	306	28,069
Ameren Corp.	175	12,745
American Electric Power Co., Inc.	136	10,877
Amgen, Inc.	120	24,328
AT&T, Inc.	319	9,299
AutoZone, Inc. (a)	31	26,226
Baxter International, Inc.	153	12,422
Bristol-Myers Squibb Co.	518	28,873
Cerner Corp.	156	9,826

See accompanying notes to schedule of investments.
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STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Citrix Systems, Inc.	128	$18,118
CMS Energy Corp.	87	5,111
Coca-Cola Co.	386	17,081
Consolidated Edison, Inc.	125	9,750
Dominion Energy, Inc.	67	4,837
DTE Energy Co.	274	26,022
Duke Energy Corp.	59	4,772
Eli Lilly & Co.	253	35,096
Entergy Corp.	164	15,411
Equinix, Inc. REIT	19	11,867
Equity LifeStyle Properties, Inc. REIT	158	9,082
Equity Residential REIT	69	4,258
Everest Re Group, Ltd.	58	11,160
Eversource Energy	244	19,083
Gilead Sciences, Inc.	137	10,242
HCA Healthcare, Inc.	60	5,391
Hershey Co.	149	19,742
Home Depot, Inc.	144	26,886
HP, Inc.	232	4,028
International Business Machines Corp.	201	22,297
Johnson & Johnson	214	28,062
JPMorgan Chase & Co.	194	17,466
Kellogg Co.	368	22,076
Kimberly-Clark Corp.	212	27,108
Kroger Co.	455	13,705
Lockheed Martin Corp.	69	23,388
McDonald's Corp.	159	26,291
Medtronic PLC	309	27,866
Merck & Co., Inc.	392	30,160
Mondelez International, Inc. Class A	261	13,071
Motorola Solutions, Inc.	149	19,805
Newmont Goldcorp Corp.	352	15,939
PepsiCo, Inc.	240	28,824
Pfizer, Inc.	785	25,622
Philip Morris International, Inc.	277	20,210
Procter & Gamble Co.	288	31,680
Public Service Enterprise Group, Inc.	281	12,620
Republic Services, Inc.	128	9,608
Security Description	Shares	Value
Starbucks Corp.	86	$5,654
Sysco Corp.	297	13,552
Target Corp.	256	23,800
TJX Cos., Inc.	590	28,208
UGI Corp.	21	560
UnitedHealth Group, Inc.	60	14,963
VEREIT, Inc.	608	2,973
Verizon Communications, Inc.	551	29,605
Walmart, Inc.	253	28,746
Waste Management, Inc.	308	28,508
Western Union Co.	1,145	20,759
Yum! Brands, Inc.	240	16,447
		1,088,982
TOTAL COMMON STOCKS (Cost $2,056,549)		1,926,788

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c) (Cost $8,316)	8,323	8,316
TOTAL INVESTMENTS — 98.5% (Cost $2,064,865)		1,935,104
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		29,915
NET ASSETS — 100.0%		$1,965,019
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,166,145	$760,643	$—	$1,926,788
Short-Term Investment	8,316	—	—	8,316
TOTAL INVESTMENTS	$1,174,461	$760,643	$—	$1,935,104
See accompanying notes to schedule of investments.
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STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$414,526	$406,227	$17	$—	8,323	$8,316	$269
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,308	10,308	25,494	35,802	—	—	—	—	20
Total		$10,308	$440,020	$442,029	$17	$—		$8,316	$289
See accompanying notes to schedule of investments.
139